                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21569

                         Pioneer Asset Allocation Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
Pioneer Solutions – Conservative Fund
Pioneer Solutions – Balanced Fund
Pioneer Solutions – Growth Fund

NQ | April 30, 2016

Ticker Symbols:

Class	Conservative Fund	Balanced Fund	Growth Fund

A	PIAVX	PIALX	GRAAX
C	PICVX	PIDCX	GRACX
R	PSMRX	BALRX	SOGRX
Y	IBBCX	IMOYX	IBGYX

Schedule of Investments | 4/30/16 (unaudited)
Pioneer Solutions - Conservative Fund

Shares			Value
		MUTUAL FUNDS - 94.6%
		NON-PIONEER FUNDS - 24.8%
99,898		Columbia Funds Series Trust I Contrarian Core Fund Class Y	$ 2,160,794
279,807		Doubleline Total Return Bond Fund Class I	3,038,704
15,887		iShares MSCI China ETF	671,861
19,985		iShares MSCI Emerging Markets Minimum Volatility ETF	1,028,428
30,508		iShares MSCI India ETF	825,547
33,113		JOHCM Asia Ex-Japan Equity Fund Class IS	314,572
16,781		Market Vectors Vietnam ETF	241,982
287,718		MFS Total Return Bond Fund Class I	3,104,477
70,379		T. Rowe Price International Funds - European Stock Fund	1,323,829
267,077		Western Asset Core Plus Bond Fund Class IS	3,124,801
		TOTAL INVESTMENTS IN NON-PIONEER FUNDS
		(Cost $16,405,718)	$ 15,834,995
		PIONEER FUNDS* - 69.8%
1,592,411		Pioneer Bond Fund Class K	$ 15,430,463
289,182		Pioneer Dynamic Credit Fund Class Y	2,663,366
82,949		Pioneer Equity Income Fund Class K	2,732,340
102,850		Pioneer Floating Rate Fund Class K	689,095
70,075		Pioneer Fundamental Growth Fund Class K	1,308,300
165,382		Pioneer Global Equity Fund Class K	2,116,890
202,557		Pioneer Global High Yield Fund Class Y	1,677,174
122,037		Pioneer Global Multisector Income Fund Class Y	1,289,928
205,541		Pioneer High Yield Fund Class Y	1,860,147
100,030		Pioneer International Equity Fund Class Y	1,970,598
166,364		Pioneer Long/Short Bond Fund Class Y	1,535,540
170,037		Pioneer Opportunistic Long/Short Credit Fund Class Y	1,526,932
46,862		Pioneer Real Estate Shares Class Y	1,272,784
234,920		Pioneer Short Term Income Fund Class K	2,241,137
585,938		Pioneer Strategic Income Fund Class K	6,158,208
		TOTAL INVESTMENTS IN PIONEER FUNDS
		(Cost $44,982,005)	$ 44,472,902
		TOTAL MUTUAL FUNDS
		(Cost $61,387,723)	$ 60,307,897
Principal Amount ($)
		U.S. GOVERNMENT AND AGENCY OBLIGATION - 2.4%
1,468,794		U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/25	$ 1,508,325
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
		(Cost $1,434,879)	$1,508,325
		SOVEREIGN DEBT OBLIGATION - 1.8%
119,881,654	JPY	Japanese Government CPI Linked Bond, 0.10%, 3/10/25	$ 1,187,976
		TOTAL SOVEREIGN DEBT OBLIGATION
		(Cost $1,172,949)	$ 1,187,976
Contracts		Counterparty/ StrikeExpiration Description ExchangePriceDate
		EXCHANGE-TRADED PUT OPTIONS PURCHASED - 0.1%
12		Russell 2000 Index Chicago Board of Options1,0609/16/16	$ 38,220
6		S&P 500 IndexChicago Board of Options1,9456/17/16	11,460
		TOTAL EXCHANGE-TRADED PUT OPTIONS PURCHASED
		(Premiums paid $110,346)	$ 49,680

		TOTAL INVESTMENTS IN SECURITIES - 98.9%
		(Cost $64,105,897) (a)	$ 63,053,878
		EXCHANGE-TRADED PUT OPTIONS WRITTEN - (0.0)%†
(12)		Russell 2000 IndexChicago Board of Options8609/16/16	$ (8,520)
(6)		S&P 500 IndexChicago Board of Options1,5756/17/16	(630)
		TOTAL EXCHANGE-TRADED PUT OPTIONS WRITTEN
		(Premiums received $(23,076))	$ (9,150)
		0.0%	$ (9,150)
		OTHER ASSETS AND LIABILITIES - 1.1%	$ 724,342

		TOTAL NET ASSETS - 100.0%	$ 63,769,070

*	Affiliated funds managed by Pioneer Investment Management, Inc.

†	Amount rounds to greater than (0.1)%.

Schedule of Investments | 4/30/16 (unaudited)
Pioneer Solutions - Conservative Fund (continued)

(a)	At April 30, 2016, the net unrealized depreciation on investments based on cost for federal tax purposes of $64,350,113 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of tax cost over value	$ 738,672
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,034,907)

Net unrealized depreciation	$ (1,296,235)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION
Notional Principal ($)(1)	Exchange	Obligation Entity/Index	Coupon	Credit Rating(2)	Expiration Date	Premiums (Received)	Net Unrealized Appreciation
EUR 8,021,866	Intercontinental Exchange	Markit iTraxx Europe, Series 25, Version 1	1.00%	B	6/20/21	$ (136,131)	$ 2,540
CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION
Notional		Obligation		Credit	Expiration	Premiums	Net Unrealized
Principal ($)(1)	Exchange	Entity/Index	Coupon	Rating(2)	Date	Paid	Depreciation
EUR 1,853,233	Intercontinental Exchange	Markit iTraxx Europe Crossover, Series 25, Version 1	5.00%	B	6/20/21	$ 193,666	$ (152)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

INFLATION RATE SWAP AGREEMENTS
							Net
					Annual		Unrealized
Notional			Pay/		Fixed	Expiration	Appreciation
Principal ($)		Counterparty	Receive	Index	Rate	Date	(Depreciation)
EUR	2,400,000	Goldman Sachs International	Receive	EUCPI	1.3250%	3/11/25	$ (106,145)
EUR	2,400,000	Goldman Sachs International	Pay	EUCPI	0.9500%	3/11/20	49,335
EUR	1,200,000	Goldman Sachs International	Receive	EUCPI	1.3450%	3/13/25	(56,052)
EUR	1,200,000	Goldman Sachs International	Pay	EUCPI	0.9550%	3/13/20	25,027
							$ (87,835)
EUCPI Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
							Net
					Annual		Unrealized
Notional			Pay/	Floating	Fixed	Expiration	Appreciation
Principal ($)		Exchange	Receive	Rate	Rate	Date	(Depreciation)
EUR	224,029	London Clearing House	Receive	EURIBOR 6 Month	0.694%	2/10/25	$ (4,018)
GBP	280,524	London Clearing House	Receive	LIBOR GBP 6 Month	2.340%	2/18/45	(20,946)
GBP	213,724	London Clearing House	Receive	LIBOR GBP 6 Month	2.505%	3/13/45	(21,315)
JPY	30,199,918	London Clearing House	Pay	LIBOR JPY 6 Month	2.070%	3/13/45	42,884
JPY	40,514,700	London Clearing House	Pay	LIBOR JPY 6 Month	2.164%	2/18/45	62,363
SEK	2,127,723	London Clearing House	Pay	LIBOR SEK 3 Month	0.981%	2/10/25	(1,694)
	2,137,675	London Clearing House	Receive	LIBOR USD 3 Month	1.628%	5/09/18	(30,055)
	4,267,979	London Clearing House	Pay	LIBOR USD 3 Month	1.300%	5/09/17	21,901
							$ 49,120

NOTE:                      Principal amounts are denominated in U.S. Dollars unless otherwise noted:
EUR           Euro
GBP           British Pound Sterling
JPY         Japanese Yen
SEK           Swedish Krone

Schedule of Investments | 4/30/16 (unaudited)
Pioneer Solutions - Conservative Fund (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of April 30, 2016, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 60,307,897	$ –	$ –	$ 60,307,897
U.S. Government and Agency Obligation	–	1,508,325	–	1,508,325
Sovereign Debt Obligation	–	1,187,976	–	1,187,976
Exchange-Traded Put Options Purchased	49,680	–	–	49,680
Total	$ 60,357,577	$ 2,696,301	$ –	$ 63,053,878

Other Financial Instruments
Net Unrealized Appreciation on Credit Default Swaps	$ –	$ 2,388	$ –	$ 2,388
Net Unrealized Depreciation on Inflation Swaps	–	(87,835)	–	(87,835)
Net Unrealized Depreciation on Interest Rate Swaps	–	49,120	–	49,120
Exchange-Traded Put Options Written	(9,150)	–	–	(9,150)
Total Other Financial Instruments	$ (9,150)	$ (36,327)	$ –	$ (45,477)

During the nine months ended April 30, 2016, there were no transfers between Levels 1, 2, and 3.

Schedule of Investments | 4/30/16 (unaudited)
Pioneer Solutions - Balanced Fund

Shares			Value
		MUTUAL FUNDS - 94.9%
		NON-PIONEER FUNDS - 31.4%
92,711		Aston/Fairpointe Mid Cap Fund Class I	$ 3,402,494
295,443		Columbia Funds Series Trust I Contrarian Core Fund Class Y	6,390,432
798,304		Doubleline Total Return Bond Fund Class I	8,669,581
116,892		iShares MSCI Canada ETF	2,969,057
46,113		iShares MSCI China ETF	1,950,119
60,960		iShares MSCI Emerging Markets Minimum Volatility ETF	3,137,002
91,553		iShares MSCI India ETF	2,477,424
236,161		JOHCM Asia Ex-Japan Equity Fund Class IS	2,243,530
48,896		Market Vectors Vietnam ETF	705,080
625,958		MFS Total Return Bond Fund Class I	6,754,087
236,894		Oak Ridge Small Cap Growth Fund Class K	8,037,813
296,535		T. Rowe Price International Funds - European Stock Fund	5,577,823
577,807		Western Asset Core Plus Bond Fund Class IS	6,760,342
		TOTAL INVESTMENTS IN NON-PIONEER FUNDS
		(Cost $63,544,934)	$ 59,074,784
		PIONEER FUNDS* - 63.5%
1,881,011		Pioneer Bond Fund Class K	$ 18,226,996
495,230		Pioneer Core Equity Fund Class Y	8,161,390
725,491		Pioneer Dynamic Credit Fund Class Y	6,681,775
117,273		Pioneer Fund Class Y	3,803,160
543,497		Pioneer Fundamental Growth Fund Class K	10,147,089
1,200,077		Pioneer Global Equity Fund Class K	15,360,986
411,881		Pioneer Global High Yield Fund Class Y	3,410,375
367,569		Pioneer Global Multisector Income Fund Class Y	3,885,204
378,220		Pioneer High Yield Fund Class Y	3,422,888
1,204,839		Pioneer International Equity Fund Class Y	23,735,335
383,733		Pioneer Long/Short Bond Fund Class Y	3,541,856
75,246		Pioneer Mid Cap Value Fund Class K	1,704,322
394,981		Pioneer Opportunistic Long/Short Credit Fund Class Y	3,546,929
149,770		Pioneer Real Estate Shares Class Y	4,067,740
106,687		Pioneer Select Mid Cap Growth Fund Class K	3,600,686
597,318		Pioneer Strategic Income Fund Class K	6,277,812
		TOTAL INVESTMENTS IN PIONEER FUNDS
		(Cost $115,595,905)	$ 119,574,543
		TOTAL MUTUAL FUNDS
		(Cost $179,140,839)	$ 178,649,327
Principal Amount ($)
		U.S. GOVERNMENT AND AGENCY OBLIGATION - 2.3%
4,254,404		U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/25	$ 4,368,908
		TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
		(Cost $4,156,169)	$ 4,368,908
		SOVEREIGN DEBT OBLIGATION - 1.9%
357,658,522	JPY	Japanese Government CPI Linked Bond, 0.10%, 3/10/25	$ 3,544,243
		TOTAL SOVEREIGN DEBT OBLIGATION
		(Cost $3,499,410)	$ 3,544,243
Contracts		Counterparty/ StrikeExpiration Description ExchangePriceDate
		EXCHANGE-TRADED PUT OPTIONS PURCHASED - 0.1%
44		Russell 2000 IndexChicago Board of Options1,0609/16/16	$ 140,140
24		S&P 500 Index Chicago Board of Options1,9456/17/16	45,840
		TOTAL EXCHANGE-TRADED PUT OPTIONS PURCHASED
		(Premiums paid $416,607)	$ 185,980

		TOTAL INVESTMENTS IN SECURITIES - 99.2%
		(Cost $187,213,026) (a)	$ 186,748,458
		EXCHANGE-TRADED PUT OPTIONS WRITTEN - (0.0)%†
(44)		Russell 2000 IndexChicago Board of Options8609/16/16	$ (31,240)
(24)		S&P 500 IndexChicago Board of Options1,5756/17/16	(2,520)
		TOTAL EXCHANGE-TRADED PUT OPTIONS WRITTEN
		(Premiums received $(86,315))	$ (33,760)
		0.0%	$ (33,760)

		OTHER ASSETS AND LIABILITIES - 0.8%	$ 1,592,619

		TOTAL NET ASSETS - 100.0%	$ 188,307,317

*	Affiliated funds managed by Pioneer Investment Management, Inc.

†	Amount rounds to greater than (0.1)%.

Schedule of Investments | 4/30/16 (unaudited)
Pioneer Solutions - Balanced Fund (continued)

(a)	At April 30, 2016, the net unrealized depreciation on investments based on cost for federal tax purposes of $188,765,074 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of tax cost over value	$ 7,704,122
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,720,738)

Net unrealized depreciation	$ (2,016,616)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION
Notional Principal ($)(1)	Exchange	Obligation Entity/Index	Coupon	Credit Rating(2)	Expiration Date	Premiums (Received)	Net Unrealized Appreciation
EUR 24,093,894	Intercontinental Exchange	Markit iTraxx Europe, Series 25, Version 1	1.00%	B	6/20/21	$ (408,873)	$ 7,627
CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION
Notional		Obligation		Credit	Expiration	Premiums	Net Unrealized
Principal ($)(1)	Exchange	Entity/Index	Coupon	Rating(2)	Date	Paid	Depreciation
EUR 5,566,237	Intercontinental Exchange	Markit iTraxx Europe Crossover, Series 25, Version 1	5.00%	B	6/20/21	$ 581,680	$ (456)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

INFLATION RATE SWAP AGREEMENTS
							Net
					Annual		Unrealized
Notional			Pay/		Fixed	Expiration	Appreciation
Principal ($)		Counterparty	Receive	Index	Rate	Date	(Depreciation)
EUR	7,400,000	Goldman Sachs International	Receive	EUCPI	1.3250%	3/11/25	$ (327,283)
EUR	7,400,000	Goldman Sachs International	Pay	EUCPI	0.9500%	3/11/20	152,117
EUR	3,700,000	Goldman Sachs International	Receive	EUCPI	1.3450%	3/13/25	(172,826)
EUR	3,700,000	Goldman Sachs International	Pay	EUCPI	0.9550%	3/13/20	77,166
							$ (270,826)
EUCPI Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
							Net
					Annual		Unrealized
Notional Principal ($)			Pay/	Floating	Fixed	Expiration	Appreciation
		Exchange	Receive	Rate	Rate	Date	(Depreciation)
EUR	677,667	London Clearing House	Receive	EURIBOR 6 Month	0.694%	2/10/25	$ (12,157)
GBP	849,873	London Clearing House	Receive	LIBOR GBP 6 Month	2.340%	2/18/45	(63,458)
GBP	651,797	London Clearing House	Receive	LIBOR GBP 6 Month	2.505%	3/13/45	(65,003)
JPY	92,086,625	London Clearing House	Pay	LIBOR JPY 6 Month	2.070%	3/13/45	130,764
JPY	123,025,291	London Clearing House	Pay	LIBOR JPY 6 Month	2.164%	2/18/45	189,368
SEK	6,482,000	London Clearing House	Pay	LIBOR SEK 3 Month	0.981%	2/10/25	(5,160)
	6,515,753	London Clearing House	Receive	LIBOR USD 3 Month	1.628%	5/09/18	(91,608)
	13,009,038	London Clearing House	Pay	LIBOR USD 3 Month	1.300%	5/09/17	66,756
							$ 149,502

NOTE:                      Principal amounts are denominated in U.S. Dollars unless otherwise noted:
EUR           Euro
GBP           British Pound Sterling
JPY         Japanese Yen
SEK           Swedish Krone

Schedule of Investments | 4/30/16 (unaudited)
Pioneer Solutions - Balanced Fund (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of April 30, 2016, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 178,649,327	$ –	$ –	$ 178,649,327
U.S. Government and Agency Obligation	–	4,368,908	–	4,368,908
Sovereign Debt Obligation	–	3,544,243	–	3,544,243
Exchange-Traded Put Options Purchased	185,980	–	–	185,980
Total	$ 178,835,307	$ 7,913,151	$ –	$ 186,748,458

Other Financial Instruments
Net Unrealized Appreciation on Credit Default Swaps	$ –	$ 7,171	$ –	$ 7,171
Net Unrealized Depreciation on Inflation Swaps	–	(270,826)	–	(270,826)
Net Unrealized Appreciation on Interest Rate Swaps	–	149,502	–	149,502
Exchange-Traded Put Options Written	(33,760)	–	–	(33,760)
Total Other Financial Instruments	$ (33,760)	$ (114,153)	$ –	$ (147,913)

During the nine months ended April 30, 2016, there were no transfers between Levels 1, 2, and 3.

Schedule of Investments | 4/30/16 (unaudited)
Pioneer Solutions - Growth Fund

Shares			Value
		MUTUAL FUNDS - 94.4%
		NON-PIONEER FUNDS - 30.2%
214,547		Aston/Fairpointe Mid Cap Fund Class I	$ 7,873,875
592,984		Columbia Funds Series Trust I Contrarian Core Fund Class Y	12,826,244
589,500		Doubleline Total Return Bond Fund Class I	6,401,970
295,280		iShares MSCI Canada ETF	7,500,112
78,237		iShares MSCI China ETF	3,308,643
101,258		iShares MSCI Emerging Markets Minimum Volatility ETF	5,210,737
156,236		iShares MSCI India ETF	4,227,746
467,703		JOHCM Asia Ex-Japan Equity Fund Class IS	4,443,181
612,749		JPMorgan Intrepid European Fund Class IS	14,191,267
82,934		Market Vectors Vietnam ETF	1,195,908
438,400		Oak Ridge Small Cap Growth Fund Class K	14,874,912
824,702		T. Rowe Price International Funds - European Stock Fund	15,512,644
		TOTAL INVESTMENTS IN NON-PIONEER FUNDS
		(Cost $107,459,860)	$ 97,567,239
		PIONEER FUNDS* - 64.2%
2,250,273		Pioneer Bond Fund Class K	$ 21,805,145
1,247,982		Pioneer Core Equity Fund Class Y	20,566,739
485,961		Pioneer Fund Class Y	15,759,702
1,179,883		Pioneer Fundamental Growth Fund Class K	22,028,416
2,510,481		Pioneer Global Equity Fund Class K	32,134,157
308,606		Pioneer Global Multisector Income Fund Class Y	3,261,965
2,336,636		Pioneer International Equity Fund Class Y	46,031,737
634,330		Pioneer Long/Short Bond Fund Class Y	5,854,866
559,470		Pioneer Mid Cap Value Fund Class K	12,671,996
651,990		Pioneer Opportunistic Long/Short Credit Fund Class Y	5,854,870
363,171		Pioneer Real Estate Shares Class Y	9,863,720
234,082		Pioneer Select Mid Cap Growth Fund Class K	7,900,268
311,871		Pioneer Strategic Income Fund Class K	3,277,764
		TOTAL INVESTMENTS IN PIONEER FUNDS
		(Cost $195,612,748)	$ 207,011,345
		TOTAL MUTUAL FUNDS
		(Cost $303,072,608)	$ 304,578,584
Principal Amount (S)
		U.S. GOVERNMENT AND AGENCY OBLIGATION - 2.3%
7,225,988		U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/25	$ 7,420,468
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
		(Cost $7,059,139)	$7,420,468
		SOVEREIGN DEBT OBLIGATION - 1.9%
609,837,080	JPY	Japanese Government CPI Linked Bond, 0.10%, 3/10/25	$ 6,043,225
		TOTAL SOVEREIGN DEBT OBLIGATION
		(Cost $5,966,781)	$ 6,043,225
Contracts		Counterparty/ StrikeExpiration Description ExchangePriceDate
		EXCHANGE-TRADED PUT OPTIONS PURCHASED - 0.4%
79		S&P 500 IndexChicago Board of Options1,9509/16/16	$ 408,430
31		S&P 500 IndexChicago Board of Options2,00012/16/16	297,600
47		S&P 500 IndexChicago Board of Options1,9503/17/17	479,870
		TOTAL EXCHANGE-TRADED PUT OPTIONS PURCHASED
		(Premiums paid $1,250,536)	$ 1,185,900

		TOTAL INVESTMENTS IN SECURITIES - 99.0%
		(Cost $317,349,064) (a)	$ 319,228,177
		EXCHANGE-TRADED PUT OPTIONS WRITTEN - (0.1)%
(79)		S&P 500 IndexChicago Board of Options1,6509/16/16	$ (105,070)
(31)		S&P 500 IndexChicago Board of Options1,67512/16/16	(93,000)
(47)		S&P 500 IndexChicago Board of Options1,6503/17/17	(194,345)
		TOTAL EXCHANGE-TRADED PUT OPTIONS WRITTEN
		(Premiums received $(421,763))	$ (392,415)
		(0.1)%	$ (392,415)
		OTHER ASSETS AND LIABILITIES - 1.1%	$ 3,754,686

		TOTAL NET ASSETS - 100.0%	$ 322,590,448

*	Affiliated funds managed by Pioneer Investment Management, Inc.

Schedule of Investments | 4/30/16 (unaudited)
Pioneer Solutions - Growth Fund (continued)

(a)	At April 30, 2016, the net unrealized appreciation on investments based on cost for federal tax purposes of $317,943,496 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of tax cost over value	$ 20,218,793
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(18,934,112)

Net unrealized appreciation	$ 1,284,681

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION
Notional Principal ($)(1)	Exchange	Obligation Entity/Index	Coupon	Credit Rating(2)	Expiration Date	Premiums (Received)	Net Unrealized Appreciation
EUR 41,184,524	Intercontinental Exchange	Markit iTraxx Europe, Series 25, Version 1	1.00%	B	6/20/21	$ (698,900)	$ 66,748
CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION
Notional		Obligation		Credit	Expiration	Premiums	Net Unrealized
Principal ($)(1)	Exchange	Entity/Index	Coupon	Rating(2)	Date	Paid	Depreciation
EUR 9,514,561	Intercontinental Exchange	Markit iTraxx Europe Crossover, Series 25, Version 1	5.00%	B	6/20/21	$ 994,286	$ (62,821)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

INFLATION RATE SWAP AGREEMENTS
							Net
					Annual		Unrealized
Notional			Pay/		Fixed	Expiration	Appreciation
Principal ($)		Counterparty	Receive	Index	Rate	Date	(Depreciation)
EUR	12,300,000	Goldman Sachs International	Receive	EUCPI	1.3250%	3/11/25	$ (543,996)
EUR	12,300,000	Goldman Sachs International	Pay	EUCPI	0.9500%	3/11/20	252,843
EUR	6,150,000	Goldman Sachs International	Receive	EUCPI	1.3450%	3/13/25	(287,265)
EUR	6,150,000	Goldman Sachs International	Pay	EUCPI	0.9550%	3/13/20	128,262
							$ (450,156)
EUCPI Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
							Net
Notional Principal ($)			Pay/	Floating	Annual Fixed	Expiration	Unrealized Appreciation
		Exchange	Receive	Rate	Rate	Date	(Depreciation)
EUR	1,116,002	London Clearing House	Receive	EURIBOR 6 Month	0.694%	2/10/25	$ (17,718)
GBP	1,403,875	London Clearing House	Receive	LIBOR GBP 6 Month	2.340%	2/18/45	(104,824)
GBP	1,078,441	London Clearing House	Receive	LIBOR GBP 6 Month	2.505%	3/13/45	(107,552)
JPY	152,391,091	London Clearing House	Pay	LIBOR JPY 6 Month	2.070%	3/13/45	216,398
JPY	202,884,872	London Clearing House	Pay	LIBOR JPY 6 Month	2.164%	2/18/45	312,293
SEK	10,599,294	London Clearing House	Pay	LIBOR SEK 3 Month	0.981%	2/10/25	(10,842)
	10,878,870	London Clearing House	Receive	LIBOR USD 3 Month	1.628%	5/09/18	(152,951)
	21,720,226	London Clearing House	Pay	LIBOR USD 3 Month	1.300%	5/09/17	111,457
							$ 246,261

NOTE:                      Principal amounts are denominated in U.S. Dollars unless otherwise noted:
EUR           Euro
GBP           British Pound Sterling
JPY         Japanese Yen
SEK           Swedish Krone

Schedule of Investments | 4/30/16 (unaudited)
Pioneer Solutions - Growth Fund (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of April 30, 2016, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 304,578,584	$ –	$ –	$ 304,578,584
U.S. Government and Agency Obligation	–	7,420,468	–	7,420,468
Sovereign Debt Obligation	–	6,043,225	–	6,043,225
Exchange-Traded Put Options Purchased	1,185,900	–	–	1,185,900
Total	$ 305,764,484	$ 13,463,693	$ –	$ 319,228,177

Other Financial Instruments
Net Unrealized Appreciation on Credit Default Swaps	$ –	$ 3,927	$ –	$ 3,927
Net Unrealized Depreciation on Inflation Swaps	–	(450,156)	–	(450,156)
Net Unrealized Appreciation on Interest Rate Swaps	–	246,261	–	246,261
Exchange-Traded Put Options Written	(392,415)	–	–	(392,415)
Total Other Financial Instruments	$ (392,415)	$ (199,968)	$ –	$ (592,383)

During the nine months ended April 30, 2016, there were no transfers between Levels 1, 2, and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Asset Allocation Trust

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date June 28, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date June 28, 2016

* Print the name and title of each signing officer under his or her signature.